SchwabFunds®
101 Montgomery Street
San Francisco, CA 94104
VIA EDGAR

Securities and Exchange Commission	May 1, 2009
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	Schwab Annuity Portfolios (File Nos. 33-74534 and 811-8314) Schwab Money Market PortfolioTM Schwab MarketTrack Growth Portfolio IITM Schwab S&P 500 Portfolio Post-Effective Amendment No. 23
Dear Sir or Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the prospectuses and Statement of Additional Information, dated April 30, 2009, for the above-named Portfolios that would have been filed pursuant to Rule 497(c) do not differ from the prospectuses and Statement of Additional Information in the most recently electronically filed Post-Effective Amendment No. 23, as referenced above, for the above-named Trust.
Sincerely,

/s/ Shelley Harding

Shelley Harding Corporate Counsel Charles Schwab Investment Management, Inc.